IMMATERIAL CORRECTIONS TO PRIOR PERIOD FINANCIAL STATEMENTS (Tables)	12 Months Ended
Sep. 30, 2015
Accounting Changes and Error Corrections [Abstract]
Schedule of Error Corrections and Prior Period Adjustments
The following table sets forth the effects of the adjustments discussed above on the consolidated balance sheet as at June 30, 2015.

	Previously	Increase
	Reported	(Decrease)	Restated
	$	$	$
Liabilities
Derivative liabilities, net of current portion	6,344,817	(6,344,817)	-
Total long-term liabilities	7,491,377	(6,344,817)	1,146,560
Total liabilities	9,383,266	(6,344,817)	3,038,449

Stockholders’ deficit
Additional paid-in capital	8,566,193	5,721,957	14,288,150
Accumulated deficit	(14,624,760)	(622,860)	(14,001,900)
Total stockholders’ deficit	(6,065,411)	6,344,817	279,406

The following table sets forth the effects of the adjustments discussed above on the consolidated statement of operations for the three and nine months ended June 30, 2015

	Three months ended			Nine Months Ended
	Previously Reported	Increase (Decrease)	Restated	Previously Reported	Increase (Decrease)	Restated
	$	$	$	$	$	$
(Increase)/decrease to fair value of derivative	(925,384)	(622,860)	(302,524)	2,924,064	(622,860)	3,546,924
Total other income (expense)	(57,016)	(622,860)	565,844	2,013,925	(622,860)	2,636,785
Net (loss)/income	(1,395,245)	(622,860)	(772,385)	(1,850,066)	(622,860)	(1,227,206)

The following table sets forth the effects of the adjustments discussed above on the consolidated statement of cash flow as at June 30, 2015

	Previously Reported	Increase (Decrease)	Restated
	$	$	$
Net (loss)	(1,850,066)	(622,860)	(1,277,206)
Decrease to fair value of derivative	(2,924,064)	622,860	(3,546,924)